Consolidated Statements of Shareholders' Equity - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016					1,359,514
Balance at Dec. 31, 2016					$ 40,785	$ 284,043,237	$ (229,977,258)	$ 54,106,764
Net loss							(6,094,560)	(6,094,560)
Dividends to Series B preferred shares							(1,808,811)	(1,808,811)
Issuance of shares (in shares)					37,723
Issuance of shares					$ 1,133	373,110		374,243
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)					12,534
Issuance of restricted shares for stock incentive award and share-based compensation					$ 376	116,186		116,562
Shares forfeited (in shares)					(505)
Shares forfeited					$ (15)
Shares forfeited, APIC						15
Net loss							(6,094,560)	(6,094,560)
Balance (in shares) at Dec. 31, 2017					1,409,266
Balance at Dec. 31, 2017					$ 42,279	284,532,548	(237,880,629)	46,694,198
Net loss							(663,396)	(663,396)
Dividends to Series B preferred shares							(1,335,733)	(1,335,733)
Issuance of shares (in shares)					139,509
Issuance of shares					$ 4,185	1,860,925		1,865,110
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)					15,681
Issuance of restricted shares for stock incentive award and share-based compensation					$ 470	124,017		124,487
Net loss							(663,396)	(663,396)
Spin-off of EuroDry Ltd. to stockholders						(52,520,821)	9,656,773	(42,864,048)
Balance (in shares) at Dec. 31, 2018					1,564,456
Balance at Dec. 31, 2018					$ 46,934	233,996,669	(230,222,985)	3,820,618
Net loss							(1,682,671)	(1,682,671)
Dividends to Series B preferred shares							(1,271,782)	(1,271,782)
Issuance of shares (in shares)	1,056,338				144,727
Issuance of shares	$ 31,690	$ 5,968,310		$ 6,000,000	$ 4,342	771,190		775,532
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)					15,444
Issuance of restricted shares for stock incentive award and share-based compensation					$ 463	97,456		97,919
Net loss							(1,682,671)	(1,682,671)
Preferred deemed dividend							(504,577)	(504,577)
Rounding of stock split (in shares)					2,393
Rounding of stock split					$ 72	(72)
Balance (in shares) at Dec. 31, 2019					5,600,259
Balance at Dec. 31, 2019					$ 168,008	$ 253,967,708	$ (233,682,015)	$ 20,453,701